CONSOLIDATED BALANCE SHEETS	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 7,515,147	$ 13,525,298
Restricted cash	101,992	77,906
Short-term Investment	915,616	2,560,760
Accounts receivable, net of allowance for doubtful accounts of $255,322 and $2,221,870, respectively	28,362,933	27,124,959
Notes receivable	49,611
Other receivables and prepayments	2,360,539	2,158,120
Inventories	21,141,501	20,689,252
Advance to suppliers	6,322,592	12,567,368
Total current assets	66,769,931	78,703,663
Property, plant and equipment, net	7,124,587	8,004,855
Right-of use asset	30,998	54,166
Intangible assets, net	11,415,451	8,749,987
Deferred tax assets	320,164	353,460
Long-term deposit		12,472,847
Long-term prepayment	10,447,395
Long-term accounts receivable	7,522,188
Long-term investment	25,292,866	25,323,323
TOTAL ASSETS	128,923,580	133,662,301
Current liabilities:
Accounts payable	10,066,758	2,159,731
Accrued expenses and other current liabilities	6,949,772	6,875,769
Lease liability - current portion	10,754	26,332
Accrued payroll and welfare	1,880,377	1,853,019
Advance from customers	1,758,800	5,666,214
Due to related parties	2,052,403	1,072,335
Convertible debentures	3,352,311	2,823,364
Short-term bank borrowings	16,257,820	21,394,761
Other borrowing - short term portion		283,758
Notes payables	702,889
Income tax payable	817,059	2,354,832
Total current liabilities	43,848,943	44,510,115
Lease liability - long term portion	10,256	27,834
TOTAL LIABILITIES	43,859,199	44,537,949
Equity
Common stock, no par value, 50,000,000 shares authorized, 30,392,940 and 28,918,177 shares issued and outstanding, respectively
Additional paid-in capital	70,872,765	63,374,085
Statutory surplus reserve	3,176,556	2,914,602
Subscription receivable	(125,000)	(125,000)
Retained earnings	13,394,137	19,737,504
Accumulated other comprehensive income (loss)	(2,640,753)	2,898,594
Total equity attributable to ZK International Group Co., Ltd.	84,677,705	88,799,785
Equity attributable to non-controlling interests	386,676	324,567
Total equity	85,064,381	89,124,352
TOTAL LIABILITIES AND EQUITY	$ 128,923,580	$ 133,662,301